General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
General and Administrative Expenses
General and administrative expenses are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Non-executive directors’ compensation	$72,000	$72,000	$126,000
Audit fees	503,187	249,217	243,618
Professional fees and other expenses	4,368,750	2,261,154	2,709,155
MPC Capital acquisition-related costs (including $4,471,595 to related parties for the year ended December 31, 2024, Note 4(a))	—	—	7,017,535
Administration fees-related party (Note 4(a))	2,100,000	3,099,000	3,247,570
Total	$7,043,937	$5,681,371	$13,343,878